Profit before Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Profit before Income Tax

Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Employee salaries and welfare costs	19,268	18,741	15,955
Housing benefits	1,061	933	838
Contribution to the defined contribution pension plan	2,531	2,357	1,798
Depreciation and amortisation	2,638	2,240	2,083
Foreign exchange losses/(gains)	194	(52)	(582)

Remuneration in respect of audit services provided by auditors	59	59	58